Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt

		(In Millions)
	At December 31
	2012	2011
Notes and debentures:
5.875%, due July 15, 2012	$—	$791
7.125%, due Aug. 15, 2013	200	200
4.8%, due June 15, 2015	500	500
6.125%, due Oct. 3, 2016	1,000	1,000
5.85%, due Mar. 15, 2017	300	300
6.625%, due Apr. 15, 2018	114	114
7.125%, due Mar. 15, 2020	500	500
5.95%, due March 15, 2022	400	—
7.75%, due Aug. 1, 2029	296	296
6.5%, due Aug. 15, 2032	300	300
Other	18	24

	3,628	4,025
Less: Current portion	206	803

Total Long-term debt	$3,422	$3,222